Estimated Amounts to Be Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Benefit Cost over Next Fiscal Year (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Japanese plans
Schedule of Estimated Amounts to Be Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Benefit Cost over Next Fiscal Year [Line Items]
Amortization of actuarial loss (gain)	¥ 17,220
Amortization of prior service cost (benefit)	(16,304)
Foreign plans
Schedule of Estimated Amounts to Be Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Benefit Cost over Next Fiscal Year [Line Items]
Amortization of actuarial loss (gain)	13,571
Amortization of net transition obligation	42
Amortization of prior service cost (benefit)	¥ (259)